Consolidated Statements of Operations And Comprehensive loss - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Expenses
General and administrative	$ 17,102,383	$ 10,924,135
Research and development	21,331,656	16,079,276
Total expenses	38,434,039	27,003,411
Other income/(expenses)
Interest income	1,412,516	1,159,943
Interest expense	0	(603,573)
Gain (loss) on sale of equipment	(2,562)	18,611
Foreign exchange gain (loss)	(1,562,476)	(159,214)
Convertible debt costs	0	(355,582)
Change in fair value of financial instruments	0	1,200,541
Total other income/(loss)	(152,522)	1,260,726
Loss before tax expense	(38,586,561)	(25,742,685)
Tax expense	(19,091)	(1,804)
Net loss for the year	(38,605,652)	(25,744,489)
Loss attributable to:
Owners of the Company	(38,576,143)	(25,502,536)
Non-controlling interest	(29,509)	(241,953)
Net loss for the year	(38,605,652)	(25,744,489)
Foreign currency translation adjustment	2,116,418	(1,454,003)
Comprehensive loss for the year	$ (36,489,234)	$ (27,198,492)
Loss per share – basic	$ (1.03)	$ (0.76)
Loss per share – diluted	$ (1.03)	$ (0.76)
Weighted average shares outstanding – basic	39,956,133	33,930,575
Weighted average shares outstanding – diluted	39,956,133	33,930,575